Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

NOTE 15 – FAIR VALUE MEASUREMENT

The Company’s financial assets measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2022 and 2021:

	December 31, 2022
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$49,945	$49,945	$-	$-
Short term deposits	299	299	-	-
Restricted cash	412	412	-	-
Total financial assets	$50,656	$50,656	$-	$-

	December 31, 2021
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$11,202	$11,202	$-	$-
Short term deposits	10,004	10,004	-	-
Marketable securities	62,924	62,924	-	-
Restricted cash	434	434	-	-
Total financial assets	$84,564	$84,564	$-	$-